Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases (Details) [Line Items]
Operating Lease, Cost (in Dollars)	$ 6,150	$ 6,650
Weighted average remaining lease term	11 years 153 days	10 years 186 days
Weighted average discount rate	4.88%	4.90%
Minimum [Member]
Leases (Details) [Line Items]
Remaining lease term	1 year
Maximum [Member]
Leases (Details) [Line Items]
Remaining lease term	20 years